Discontinued operations - Other Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Raw materials and consumables used	$ 19,298	$ 3,559	$ 1,037
Depreciation of
- property, plant and equipment	351	811	1,461
- right-of-use assets	1,568	1,212	771
Amortization of intangible assets	421	456	448
Write-off on inventories	721	736	3,137
Auditor’s remuneration	1,996	1,124	1,198
Freight and delivery charges	20,850	2,378	1,018
Direct costs
Disclosure of analysis of single amount of discontinued operations [line items]
Raw materials and consumables used	23,747	10,462	9,082
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	103	269	532
Research and development expenses
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	95	169	378
Administrative and other operating expenses
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	2,142	2,041	1,770
Total depreciation and amortization charges
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	2,340	2,479	2,680
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Raw materials and consumables used	4,449	6,903	8,045
Depreciation of
- property, plant and equipment	407	1,152	1,632
- right-of-use assets	368	840	2,015
Amortization of intangible assets	666	1,457	1,467
Write-off on inventories	0	0	0
Auditor’s remuneration	1,162	120	123
Freight and delivery charges	22	59	427
Discontinued operations | Prevention and diagnostics - COVID-19 related and EMEA operations
Disclosure of analysis of single amount of discontinued operations [line items]
Raw materials and consumables used	0	38	2,761
Depreciation of
- property, plant and equipment	0	0	98
- right-of-use assets	0	0	1,025
Amortization of intangible assets	0	0	0
Write-off on inventories	0	0	0
Auditor’s remuneration	0	0	77
Freight and delivery charges	0	0	381
Discontinued operations | ACT genomics
Disclosure of analysis of single amount of discontinued operations [line items]
Raw materials and consumables used	4,449	6,866	5,284
Depreciation of
- property, plant and equipment	408	1,152	1,534
- right-of-use assets	367	840	990
Amortization of intangible assets	666	1,457	1,467
Write-off on inventories	0	0	0
Auditor’s remuneration	1,162	120	46
Freight and delivery charges	22	59	46
Discontinued operations | Direct costs
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	226	675	904
Discontinued operations | Direct costs | Prevention and diagnostics - COVID-19 related and EMEA operations
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	0	0	0
Discontinued operations | Direct costs | ACT genomics
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	226	675	904
Discontinued operations | Research and development expenses
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	98	207	611
Discontinued operations | Research and development expenses | Prevention and diagnostics - COVID-19 related and EMEA operations
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	0	0	405
Discontinued operations | Research and development expenses | ACT genomics
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	98	207	206
Discontinued operations | Administrative and other operating expenses
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	1,117	2,567	3,599
Discontinued operations | Administrative and other operating expenses | Prevention and diagnostics - COVID-19 related and EMEA operations
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	0	0	718
Discontinued operations | Administrative and other operating expenses | ACT genomics
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	1,117	2,567	2,881
Discontinued operations | Total depreciation and amortization charges
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	1,441	3,449	5,114
Discontinued operations | Total depreciation and amortization charges | Prevention and diagnostics - COVID-19 related and EMEA operations
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	0	0	1,123
Discontinued operations | Total depreciation and amortization charges | ACT genomics
Total depreciation and amortization charges represented by:
Total depreciation and amortization charges	$ 1,441	$ 3,449	$ 3,991